COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Value	$ 453,560
Superintendencia Nacional de Aduanas y de Administración Tributaria [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	LATAM Airlines Perú S.A.
Type	Forty-four letters of credit
Value	$ 189,708
Release Date	Jan. 05, 2023
Lima Airport Partners S.R.L. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	LATAM Airlines Perú S.A.
Type	Two letters of credit
Value	$ 1,620
Release Date	Nov. 30, 2023
Servicio Nacional de Aduana del Ecuador [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	LATAM Airlines Ecuador S.A.
Type	Four letters of credit
Value	$ 2,130
Release Date	Aug. 05, 2023
Aena Aeropuertos S.A. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	LATAM Airlines Group S.A.
Type	Three letters of credit
Value	$ 1,183
Release Date	Nov. 15, 2023
American Alternative Insurance Corporation [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	LATAM Airlines Group S.A.
Type	Eighteen letters of credit
Value	$ 6,460
Release Date	Mar. 22, 2023
Comisión Europea [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	LATAM Airlines Group S.A.
Type	One letter of credit
Value	$ 2,586
Release Date	Mar. 29, 2023
Metropolitan Dade County [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	LATAM Airlines Group S.A.
Type	Five letters of credit
Value	$ 2,281
Release Date	Mar. 13, 2023
JFK International Air Terminal LLC. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	LATAM Airlines Group S.A.
Type	One letter of credit
Value	$ 2,300
Release Date	Jan. 27, 2023
Servicio Nacional de Aduanas [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	LATAM Airlines Group S.A.
Type	Three letters of credit
Value	$ 1,287
Release Date	Jul. 28, 2023
Isoceles [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	LATAM Airlines Group S.A.
Type	One letter of credit
Value	$ 41,000
Release Date	Aug. 06, 2023
BBVA [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	LATAM Airlines Group S.A.
Type	One letter of credit
Value	$ 4,126
Release Date	Jan. 17, 2023
Sociedad Concesionaria Nuevo Pudahuel [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	LATAM Airlines Group S.A.
Type	fifteen letters of credit
Value	$ 1,755
Release Date	Dec. 13, 2023
Procon [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	Two insurance policy guarantee
Value	$ 2,340
Release Date	Nov. 17, 2025
União Federal [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	Five insurance policy guarantee
Value	$ 9,731
Release Date	Feb. 04, 2025
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo. One [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,485
Release Date	Apr. 24, 2025
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo. Two [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,681
Release Date	Jul. 05, 2023
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo. Three [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,337
Release Date	Dec. 31, 2023
Procon Two [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	Six insurance policy guarantee
Value	$ 8,389
Release Date	Jan. 04, 2023
17a Vara Cível da Comarca da Capital de João Pessoa/PB. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 2,355
Release Date	Jun. 25, 2023
14ª Vara Federal da Seção Judiciária de Distrito Federal [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,406
Release Date	May 29, 2025
Vara Civel Campinas SP. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,653
Release Date	Jun. 14, 2024
JFK International Air Terminal LLC. Two [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,300
Release Date	Jan. 25, 2023
7ª Turma do Tribunal Regional Federal da 1ª Região [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 43,003
Release Date	Apr. 20, 2023
Bond Safeguard Insurance Company [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 2,700
Release Date	Jul. 20, 2023
Fundacao de Protecao e Defesa do Consumidor Procon [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	Two insurance policy guarantee
Value	$ 4,276
Release Date	Sep. 20, 2023
Uniao Federal Fazenda Nacional [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 31,860
Release Date	Jul. 30, 2024
Uniao Federal PGFN [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	Three insurance policy guarantee
Value	$ 18,469
Release Date	Jan. 04, 2024
1° Vara de Execuções Fiscais e de Crimes contra a Ordem Trib da Com de Fortaleza. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 2,355
Release Date	Dec. 31, 2023
Fundacao de Protecao e Defesa do Consumidor Procon. One [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 2,024
Release Date	Feb. 10, 2026
Fiança TAM Linhas Aéreas x Juiz Federal de uma das varas da Seção Judiciária de Brasília. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,687
Release Date	Dec. 31, 2023
Juizo de Direito da Vara da Fazenda Publica Estadual da Comarca Da Capital do Estado do Rio de Janeiro. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,127
Release Date	Dec. 31, 2023
Municipio Do Rio De Janeiro. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,154
Release Date	Dec. 31, 2023
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo. Four [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 9,077
Release Date	Apr. 15, 2025
Fundacao de Protecao e Defesa do Consumidor Do Estado De São Paulo. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,073
Release Date	Dec. 31, 2023
Tribunal de Justição de São Paulo. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	TAM Linhas Aéreas S.A.
Type	Two insurance policy guarantee
Value	$ 1,499
Release Date	Dec. 31, 2023
Uniao Federal Fazenda Nacional Three [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Absa Linhas Aereas Brasileira S.A.
Type	Three insurance policy guarantee
Value	$ 15,215
Release Date	Feb. 04, 2025
Uniao Federal PGFN One [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Absa Linhas Aereas Brasileira S.A.
Type	Two insurance policy guarantee
Value	$ 20,681
Release Date	Feb. 22, 2025
Tribunal de Justição de São Paulo.[Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Absa Linhas Aereas Brasileira S.A.
Type	Two insurance policy guarantee
Value	$ 5,836
Release Date	Dec. 31, 2023
3ªVara Federal da Subseção Judiciária de Campinas SP [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Absa Linhas Aereas Brasileira S.A.
Type	One insurance policy guarantee
Value	$ 1,734
Release Date	Nov. 30, 2025
7ª Turma do Tribunal Regional Federal da 1ª Região [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Absa Linhas Aereas Brasileira S.A.
Type	One insurance policy guarantee
Value	$ 1,677
Release Date	May 07, 2023